Share-based payments - Cash settled, Marikana (Details) - Share-based payment on BEE transaction - Marikana - R / oz	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-based payments
Long-term PGM (4E) basket price	28,656	26,397	23,957
Minimum
Share-based payments
Life-of-mine	17 years	19 years	18 years
Maximum
Share-based payments
Life-of-mine	47 years	49 years	50 years
South Africa
Share-based payments
Real discount rate — South Africa			13.20%
Inflation rate — South Africa	6.00%	6.50%	6.00%
South Africa | Minimum
Share-based payments
Real discount rate — South Africa	15.70%	15.00%
South Africa | Maximum
Share-based payments
Real discount rate — South Africa	15.80%	15.20%